Segment and Geographic Information - Customers by Percentage of Total Revenue (Details) - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue | Customer One
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)	22.00%	11.00%
Revenue | Customer Two
Disclosure of major customers [line items]
Percentage of revenue attributable to customer (percent)		11.00%
Revenue | Customer Concentration Risk
Disclosure of major customers [line items]
Number of customers	1	2	0
Accounts Receivable | Customer Concentration Risk | CCS Segment Customer
Disclosure of major customers [line items]
Number of customers		1
Accounts Receivable | Customer Concentration Risk | CCS Segment Customer & ATS Segment Customer
Disclosure of major customers [line items]
Number of customers	2